INTANGIBLE ASSETS, NET - Amortization of Intangible Assets (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2022	$ 5,357
2023	10,285
2024	13,428
2025	13,428
2026	13,428
Thereafter	41,255
Net Carrying Amount	$ 97,181